Related-Party Transactions - Additional Information (Detail)	12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Hirsch USD ($)	Dec. 31, 2012 Hirsch USD ($)	Dec. 31, 2013 Secure Keyboards Ltd	Dec. 31, 2012 Secure Keyboards Ltd	Dec. 31, 2012 Secure Networks Ltd	Dec. 31, 2013 Settlement Agreement Maximum	Dec. 31, 2013 Related Party Transactions USD ($)	Dec. 31, 2012 Related Party Transactions USD ($)	Dec. 31, 2011 Related Party Transactions USD ($)	Dec. 31, 2013 Mountain Partners Payment Solution A G USD ($)	Dec. 31, 2012 Mountain Partners Payment Solution A G USD ($)	Jan. 30, 2012 Mountain Partners Payment Solution A G USD ($)	Jan. 30, 2012 Mountain Partners Payment Solution A G EUR (€)
Related Party Transaction [Line Items]
Percentage of ownership by a related party following acquisition						24.50%	30.00%	9.00%
Installment payment, contractual payment year									2020
Expense recognized for interest accreted on discounted liability	$ 652,000	$ 745,000	$ 748,000							$ 600,000	$ 700,000	$ 800,000
Outstanding liability to related party				6,700,000	7,300,000
Liability to related party	1,073,000	1,098,000		1,100,000	1,100,000									500,000
Working capital provided																250,000
Outstanding loan at acquisition date															400,000	327,000
Interest rate													8.00%
Interest expense on loan													$ 28,000	$ 21,000